Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements

	As of December 31, 2014
	Rental expenses	Bandwidth lease expenses
	RMB'000	RMB'000

2015	8,878	976
2016	9,738	—
2017	10,048	—
2018 and thereafter	6,093	—
	34,757	976